Revenue - Total Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Total revenue	$ 1,427,734	$ 1,518,907	$ 1,298,871
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total revenue	188,888	200,565	111,473
Soybean
Disclosure of products and services [line items]
Total revenue	80,943	79,445	42,610
Corn
Disclosure of products and services [line items]
Total revenue	46,564	56,125	22,490
Wheat
Disclosure of products and services [line items]
Total revenue	19,991	22,942	7,984
Rice
Disclosure of products and services [line items]
Total revenue	2,393	0	0
Sunflower
Disclosure of products and services [line items]
Total revenue	5,961	3,148	7,095
Barley
Disclosure of products and services [line items]
Total revenue	3,028	2,578	2,826
Seeds
Disclosure of products and services [line items]
Total revenue	706	4,328	428
Raw milk
Disclosure of products and services [line items]
Total revenue	4,229	9,383	15,081
Cattle
Disclosure of products and services [line items]
Total revenue	8,294	5,765	3,542
Cattle for dairy
Disclosure of products and services [line items]
Total revenue	15,119	13,700	6,718
Others
Disclosure of products and services [line items]
Total revenue	1,660	3,151	2,699
Manufactured products and services rendered
Disclosure of products and services [line items]
Total revenue	1,238,846	1,318,342	1,187,398
Manufactured products and services rendered | Agricultural produce and biological assets
Disclosure of products and services [line items]
Total revenue	1,427,734	1,518,907	1,298,871
Ethanol
Disclosure of products and services [line items]
Total revenue	337,550	265,154	247,008
Sugar
Disclosure of products and services [line items]
Total revenue	265,687	391,738	419,858
Energy
Disclosure of products and services [line items]
Total revenue	41,090	37,029	35,985
Urea
Disclosure of products and services [line items]
Total revenue	24,066	0	0
Peanut
Disclosure of products and services [line items]
Total revenue	59,947	59,310	63,646
Sunflower
Disclosure of products and services [line items]
Total revenue	6,933	7,621	8,301
Cotton
Disclosure of products and services [line items]
Total revenue	4,896	3,893	8,383
Rice
Disclosure of products and services [line items]
Total revenue	182,259	224,398	199,746
Fluid milk (UHT)
Disclosure of products and services [line items]
Total revenue	115,328	136,699	74,402
Powder milk
Disclosure of products and services [line items]
Total revenue	53,321	55,552	43,958
Other dairy products
Disclosure of products and services [line items]
Total revenue	84,326	77,589	35,385
Services
Disclosure of products and services [line items]
Total revenue	10,375	10,887	6,080
Rental income
Disclosure of products and services [line items]
Total revenue	1,570	2,831	1,210
Others
Disclosure of products and services [line items]
Total revenue	51,498	45,641	43,436
Mwh of energy produced by third parties
Disclosure of products and services [line items]
Total revenue	5,100	3,200	2,400
Rice produced by third parties
Disclosure of products and services [line items]
Total revenue	13,200	$ 700	22,300
Power milk produced by third parties
Disclosure of products and services [line items]
Total revenue	$ 300		$ 800